Stockholders' equity (Details) - $ / shares		1 Months Ended	12 Months Ended
	Mar. 02, 2021	Jan. 20, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' equity (Details) [Line Items]
Common stock, shares authorized			110,000,000	110,000,000
Common stock, shares outstanding			50,878,780	21,644,392
Earnout shares, description			1) 399,999; 400,000; and 400,001 Earnout Shares vest if the closing price of the Company’s common stock on the principal exchange on which the securities are listed or quoted have been at or about $12.00; $13.50; and $15.00 per share, respectively, for 20 trading days (which need not be consecutive) over a thirty trading day period at any time;
Voting rights, percentage			50.10%
Voting rights description			4) The Company and/or its subsidiaries sell, assign, transfer or otherwise dispose of (including by bulk reinsurance outside of the ordinary course of business consistent with past practice), in one or a series of related transactions, all or substantially all of the assets of the Company and its subsidiaries, taken as a whole, to an Acquiror, fewer than 50.1% (whether by voting or economic rights) of the outstanding equity securities or other capital interests of which, immediately following such sale, assignment or transfer, are owned in the aggregate by the pre-transaction Company stockholders; or
Percentage of shares outstanding			50.00%
Warrants outstanding			11,346,500
Shares issued			50,878,780	21,644,392
Issuance of private placement shares			640,000
Shares issued on conversion of a working capital			53,000
Price per share (in Dollars per share)			$ 11.50
Description of debt maturity date			Each warrant is currently exercisable and will expire March 5, 2025 (five years after the completion of the Business Combination), or earlier upon redemption or liquidation.
Warrant price per share (in Dollars per share)			$ 0.01
Subsequent Event [Member]
Stockholders' equity (Details) [Line Items]
Earnout shares vested	400,000	399,999
GDI [Member]
Stockholders' equity (Details) [Line Items]
Preferred shares, par value (in Dollars per share)				$ 0.0001
IPO [Member]
Stockholders' equity (Details) [Line Items]
Shares issued			22,000,000
Common Stock [Member]
Stockholders' equity (Details) [Line Items]
Common stock, shares authorized			110,000,000
Common stock, shares issued			50,833,619
Common stock, shares outstanding			50,878,780
Common stock shares, description			a) 26,888,285 shares were issued to the stockholders of ChaSerg who did not redeem their shares, b) 1,200,000 shares legally issued and outstanding to the ChaSerg Founders and underwriter subject to earnout provisions as discussed further below, c) 53,000 shares issued to the Sponsor of ChaSerg at $10.00 per share as the result of a promissory note of $0.5 million converted to the Company’s common stock, d) 19,490,295 shares issued to GDD International Holding Company, e) 2,094,850 shares issued to BGV Opportunity Fund, L.P., and f) 1,152,350 shares issued to former shareholders of GDI. Additionally at Closing, there were 4,313,917 outstanding vested options to purchase the Company’s common stock.
Earnout shares, description			At the Closing, the Company had 1,200,000 shares of common stock issued and outstanding subject to earnout provisions (the “Earnout Shares”).
Price per share (in Dollars per share)			$ 18.00
Preferred Stock [Member]
Stockholders' equity (Details) [Line Items]
Preferred stock, conversion basis				As of December 31, 2019 GDI had 1,047,942 shares of no par value shares of preferred stock outstanding convertible on a 1:1 basis with GDI’s common stock.
Preferred stock shares, outstanding				1,047,942